Employee Compensation - Additional Information (Details) € in Thousands		12 Months Ended
	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2025 EUR (€) employee	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee
Employee Compensation
Number of employees at the end of the reporting period	570	1,073	659	570
Capitalized costs | €		€ 7,800	€ 2,700	€ 1,100
Eneti Inc
Employee Compensation
Number of employees at the end of the reporting period	99			99
Number of seafarers at the end of year	176			176
Employee compensation | Onshore
Employee Compensation
Employee compensation, bonus paid | €	€ 660